Corporate Information - Summary of information about company principal subsidiaries (Parenthetical) (Detail) - AMTD Digital [Member]	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Percentage Of Acquisition Of Ordinary Shares	82.70%
Percentage of voting equity interests acquired	97.10%